Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories consisted of the following:

	December 31, 2025	December 31, 2024
Ingredient materials	$538,898	$421,275
Package and other materials	166,207	141,030
Finished goods	125,492	176,468
Total inventories	$830,597	$738,773

The Company’s inventories primarily consist of perishable bakery products with relatively short shelf lives. The Company manages inventory levels through a just-in-time production approach to minimize excess inventory and obsolescence risk. Management assesses net realizable value based on recent sales performance and subsequent sales after the reporting period. As of December 31, 2025 and 2024, no material inventory write-downs were required.